Related Party Transactions (Details Narrative)	3 Months Ended		12 Months Ended		95 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended					12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 President [Member] USD ($)	Jun. 30, 2012 President [Member] USD ($)	Mar. 31, 2013 President [Member] CAD	Mar. 31, 2012 President [Member] CAD	Mar. 31, 2013 President [Member] USD ($)	Mar. 31, 2012 President [Member] USD ($)	Jun. 30, 2013 Chief Financial Officer [Member] USD ($)	Jun. 30, 2012 Chief Financial Officer [Member] USD ($)	Mar. 31, 2013 Chief Financial Officer [Member] CAD	Mar. 31, 2012 Chief Financial Officer [Member] CAD	Jun. 30, 2013 Company Controlled By President [Member] USD ($)	Mar. 31, 2013 Company Controlled By President [Member] CAD	Mar. 31, 2012 Company Controlled By President [Member] CAD	Mar. 31, 2013 Director [Member] CAD	Mar. 31, 2012 Director [Member] CAD
Management fees	$ 22,500	$ 19,500	$ 81,000	$ 60,000	$ 316,500	$ 12,000	$ 10,500	43,500	33,000			$ 10,500	$ 9,000	37,500	27,000
Company owes amount						166				166	166	146,000		137,000	108,000	182,000	171,500	138,500
Consulting fees	$ 39,894		$ 40,792		$ 114,186														36,626	0